UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.9%
	Shares	Value
Argentina — 0.4%
Ternium ADR	220	$5,570

Australia — 5.6%
Aristocrat Leisure	470	6,912
Commonwealth Bank of Australia	80	5,236
Dexus Property Group ‡	460	3,513
Fortescue Metals Group	1,750	6,958
Harvey Norman Holdings	2,000	6,275
LendLease Group	650	7,802
Macquarie Group	190	13,231
Medibank Pvt	3,000	6,537
Ramsay Health Care	110	5,906
Rio Tinto	240	10,862
Sonic Healthcare	200	3,308

		76,540

Austria — 1.2%
ANDRITZ	70	3,871
Erste Group Bank	230	8,222
OMV	90	4,145

		16,238

Belgium — 1.2%
KBC Group	220	15,884

Brazil — 0.5%
Itau Unibanco Holding ADR	605	7,442

Canada — 1.7%
Canadian Imperial Bank of Commerce	110	8,885
Constellation Software	11	5,031
Dollarama	65	5,690
National Bank of Canada	100	3,886

		23,492

China — 0.9%
NetEase ADR	46	12,208

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Denmark — 2.8%
Danske Bank	380	$13,801
Novo Nordisk, Cl B	190	7,393
Pandora	120	12,970
Vestas Wind Systems	50	4,306

		38,470

Finland — 2.2%
Neste	340	13,885
UPM-Kymmene	600	15,836

		29,721

France — 9.4%
Atos	60	7,863
AXA	560	14,951
Klepierre ‡	410	16,096
L’Oreal	46	9,162
LVMH Moet Hennessy Louis Vuitton	36	8,882
Renault	50	4,663
Safran	230	19,046
Sanofi	180	16,982
Societe Generale	200	10,939
Thales	80	8,411
TOTAL	60	3,083
Valeo	130	9,346

		129,424

Germany — 8.3%
Allianz	80	15,233
Bayer	63	7,796
Bayerische Motoren Werke	140	13,366
Continental	57	12,760
Covestro (A)	110	8,575
Daimler	70	5,216
Deutsche Telekom	330	5,787
GEA Group	150	6,379
HeidelbergCement	60	5,555
HOCHTIEF	50	9,009

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Germany — (continued)
SAP	110	$11,032
Siemens	95	13,618

		114,326

Hong Kong — 1.8%
CK Hutchison Holdings	500	6,245
HKT Trust & HKT, Cl Miscellaneous	3,000	3,838
Nine Dragons Paper Holdings	3,000	3,240
Power Assets Holdings	500	4,500
WH Group (A)	8,000	7,147

		24,970

Hungary — 0.3%
MOL Hungarian Oil & Gas	50	3,765

Ireland — 0.5%
Kerry Group, Cl A	90	7,373

Israel — 0.4%
Taro Pharmaceutical Industries *	50	5,843

Italy — 1.4%
Ferrari	150	11,283
Prysmian	260	7,508

		18,791

Japan — 25.4%
Asahi Glass	1,000	8,666
Asahi Group Holdings	200	7,544
Astellas Pharma	300	3,951
Bandai Namco Holdings	200	6,270
Central Japan Railway	100	16,762
Daito Trust Construction	100	14,712
Fuji Electric	3,000	16,443
FUJIFILM Holdings	100	3,708
Hitachi Chemical	400	11,447
Hitachi Metals	300	4,201
Hoya	200	9,552
JXTG Holdings	3,000	13,539

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — (continued)
Kajima	1,000	$6,791
Kao	300	16,545
KDDI	600	15,908
Kirin Holdings	400	7,772
Mazda Motor	200	2,932
MEIJI Holdings	100	8,486
Mitsubishi	600	12,937
Mitsubishi Electric	800	11,152
Mitsubishi Tanabe Pharma	600	12,175
MS&AD Insurance Group Holdings	200	6,516
Nippon Telegraph & Telephone	100	4,278
NTT DOCOMO	400	9,645
Oracle Japan	100	5,759
ORIX	700	10,681
Shimizu	1,000	9,589
Shionogi	400	20,572
Subaru	100	3,778
Sumitomo Chemical	3,000	16,928
Suruga Bank	300	6,268
Teijin	300	5,810
Toho	200	5,732
Tokyo Electron	100	11,630
Toyota Motor	200	10,828
Yamaha	300	8,316

		347,823

Mexico — 0.7%
Gruma, Cl B	690	9,202

Netherlands — 1.6%
ABN AMRO Group (A)	300	7,876
Koninklijke Ahold Delhaize	310	6,423
Randstad Holding	135	8,045

		22,344

Norway — 0.9%
Marine Harvest	360	5,987

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Norway — (continued)
Orkla	660	$5,977

		11,964

Singapore — 0.9%
DBS Group Holdings	900	12,465

South Africa — 0.5%
Nedbank Group	370	6,242

South Korea — 1.7%
KB Financial Group ADR	245	10,650
Samsung Electronics GDR	9	8,829
S-Oil ADR	90	3,966

		23,445

Spain — 2.8%
Aena (A)	80	14,117
Red Electrica	690	13,454
Repsol	690	10,925

		38,496

Sweden — 2.4%
Atlas Copco, Cl A	280	10,470
Hexagon, Cl B	220	9,580
Skandinaviska Enskilda Banken, Cl A	1,120	12,898

		32,948

Switzerland — 7.6%
Actelion *	86	24,353
Lonza Group	20	4,090
Nestle	180	13,866
Novartis	40	3,077
Partners Group Holding	10	6,045
Roche Holding	35	9,157
Swiss Life Holding	47	15,295
Swiss Re	255	22,194
Swisscom	13	5,670

		103,747

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing ADR	210	$6,945

United Kingdom — 16.3%
3i Group	2,300	23,638
Auto Trader Group (A)	1,640	8,520
Barclays	4,650	12,782
Bunzl	150	4,678
Carnival	140	8,642
Diageo	190	5,528
GlaxoSmithKline	1,240	24,894
Glencore	1,000	3,933
HSBC Holdings	970	7,997
International Game Technology	140	3,108
Intertek Group	100	5,266
Johnson Matthey	140	5,402
Lloyds Banking Group	6,000	5,378
Mondi	340	8,812
Persimmon	410	12,373
Petrofac	1,170	12,343
Reckitt Benckiser Group	150	13,815
RELX	600	12,170
Unilever	460	23,665
WPP	920	19,697

		222,641

TOTAL COMMON STOCK (Cost $1,278,734)		1,368,319

EXCHANGE TRADED FUND — 1.3%

iShares MSCI EAFE	277	17,673

(Cost $15,903)		17,673

TOTAL INVESTMENTS — 101.2% (Cost $1,294,637)†		$1,385,992

Percentages are based on total Net Assets of $1,370,002

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
April 30, 2017
(Unaudited)

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $1,294,637, and the unrealized appreciation and depreciation were $125,393 and ($34,038), respectively.
‡	Real Estate Investment Trust
*	Non-income producing security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2017, the value of these securities amounted to $46,235($ Thousands), representing 3% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There were no transfers between Level 1 and Level 2 assets for the period ended April 30, 2017.For the period ended April 30, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

SGA-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie Michael Beattie
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 29, 2017